INCOME TAXES (10K) - Summary of benefit (provision) for income taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Current:
Federal					$ (7)	$ (58)	$ (21)
State					(38)	(6)
Current income tax (expense) benefit					(45)	(64)	(21)
Deferred:
Federal					407	365	20,970
State					253	(590)	6,306
Deferred tax (expense) benefit					660	(225)	27,276
Benefit (provision) for income taxes	$ (209)	$ 93	$ (94)	$ (88)	$ 615	$ (289)	$ 27,255